UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 90.9%
Consumer Discretionary 17.4%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		4,818,000	4,866,180
8.75%, 6/1/2019		5,685,000	6,068,737
American Achievement Corp., 144A, 10.875%, 4/15/2016		4,635,000	4,750,875
Ameristar Casinos, Inc., 9.25%, 6/1/2014		4,220,000	4,515,400
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	4,029,900
144A, 8.375%, 11/15/2020		3,510,000	3,624,075
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		4,040,000	4,186,450
Avis Budget Car Rental LLC:
144A, 8.25%, 1/15/2019		3,990,000	4,029,900
9.625%, 3/15/2018		2,120,000	2,284,300
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		2,170,000	2,061,500
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		1,985,000	2,024,700
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,068,500
Brunswick Corp., 144A, 11.25%, 11/1/2016		2,310,000	2,748,900
Cablevision Systems Corp.:
7.75%, 4/15/2018		520,000	544,700
8.0%, 4/15/2020		520,000	556,400
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018 (b)		6,050,000	5,520,625
11.25%, 6/1/2017		13,410,000	15,086,250
144A, 12.75%, 4/15/2018		2,405,000	2,417,025
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		2,875,000	488,750
Carrols Corp., 9.0%, 1/15/2013		1,810,000	1,814,525
CCO Holdings LLC:
7.25%, 10/30/2017		4,005,000	4,065,075
7.875%, 4/30/2018		1,800,000	1,863,000
8.125%, 4/30/2020		1,200,000	1,263,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		9,770,000	10,209,650
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK) (b)		1,809,033	1,758,342
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		775,000	842,813
Series B, 9.25%, 12/15/2017		1,150,000	1,259,250
CSC Holdings LLC, 8.5%, 4/15/2014		4,720,000	5,186,100
DineEquity, Inc., 144A, 9.5%, 10/30/2018		6,300,000	6,678,000
DISH DBS Corp., 7.125%, 2/1/2016		1,820,000	1,879,150
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		3,640,000	12,740
Ford Motor Co., 7.45%, 7/16/2031 (b)		8,215,000	8,800,319
Gannett Co., Inc.:
8.75%, 11/15/2014		1,145,000	1,279,538
9.375%, 11/15/2017		2,295,000	2,558,925
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		1,780,000	2,029,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,471,387
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		3,020,000	3,756,125
Hertz Corp., 144A, 7.5%, 10/15/2018 (b)		6,940,000	7,200,250
Lear Corp.:
7.875%, 3/15/2018		1,885,000	2,016,950
8.125%, 3/15/2020		1,880,000	2,044,500
Levi Strauss & Co., 7.625%, 5/15/2020		2,080,000	2,147,600
Mediacom LLC, 9.125%, 8/15/2019 (b)		1,745,000	1,779,900
MGM Resorts International:
144A, 4.25%, 4/15/2015 (b)		405,000	443,475
144A, 9.0%, 3/15/2020		1,315,000	1,446,500
144A, 10.0%, 11/1/2016		805,000	827,138
10.375%, 5/15/2014		2,660,000	2,985,850
11.125%, 11/15/2017		3,585,000	4,122,750
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		1,205,000	1,192,950
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		1,180,000	1,246,375
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	9,275,625
Norcraft Holdings LP, 9.75%, 9/1/2012		4,356,000	4,383,225
Penske Automotive Group, Inc., 7.75%, 12/15/2016		8,910,000	9,088,200
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,650,181
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		1,250,000	1,328,125
Regal Entertainment Group, 9.125%, 8/15/2018		1,070,000	1,139,550
Sabre Holdings Corp., 8.35%, 3/15/2016		5,070,000	4,867,200
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		2,640,000	2,461,800
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,466,150
144A, 7.804%, 10/1/2020		3,505,000	3,415,623
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		2,445,000	2,640,600
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		2,760,000	2,987,700
Sonic Automotive, Inc.:
5.0%, 10/1/2029		1,180,000	1,466,150
Series B, 9.0%, 3/15/2018		4,530,000	4,767,825
Standard Pacific Corp.:
8.375%, 5/15/2018		610,000	610,000
144A, 8.375%, 5/15/2018		2,760,000	2,760,000
10.75%, 9/15/2016		3,555,000	4,097,137
Toys "R" Us, Inc., 7.375%, 10/15/2018		1,610,000	1,577,800
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		1,510,000	1,585,500
Travelport LLC:
4.921% ***, 9/1/2014		2,640,000	2,336,400
9.0%, 3/1/2016		2,950,000	2,857,813
9.875%, 9/1/2014		2,085,000	2,030,269
11.875%, 9/1/2016		1,210,000	1,188,825
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	4,290,000	6,305,999
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		7,460,000	7,795,700
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		1,065,000	1,118,250
UPC Holding BV:
144A, 8.0%, 11/1/2016	EUR	3,515,000	4,884,978
144A, 8.375%, 8/15/2020	EUR	1,600,000	2,212,913
Vertis, Inc., 13.5%, 4/1/2014 (PIK) **		1,730,372	51,911
Videotron Ltd., 9.125%, 4/15/2018		3,625,000	4,041,875
Visant Corp., 144A, 10.0%, 10/1/2017		3,535,000	3,755,937
Wynn Las Vegas LLC, 7.75%, 8/15/2020		2,140,000	2,316,550
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		15,800,000	158

			263,520,513
Consumer Staples 4.2%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,173,625
B&G Foods, Inc., 7.625%, 1/15/2018		1,320,000	1,389,300
Central Garden & Pet Co., 8.25%, 3/1/2018		1,765,000	1,787,063
Darling International, Inc., 144A, 8.5%, 12/15/2018		3,515,000	3,664,387
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,700,000	1,793,500
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	4,250,000
Michael Foods, Inc., 144A, 9.75%, 7/15/2018 (b)		4,050,000	4,424,625
NBTY, Inc., 144A, 9.0%, 10/1/2018		1,065,000	1,136,888
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	12,814,315
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		2,500,000	2,487,500
Rite Aid Corp.:
7.5%, 3/1/2017		1,675,000	1,610,094
8.0%, 8/15/2020		4,435,000	4,617,944
Smithfield Foods, Inc.:
7.75%, 7/1/2017		10,015,000	10,415,600
144A, 10.0%, 7/15/2014		4,375,000	5,042,187
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		1,390,000	1,424,750
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		1,650,000	1,579,875
Tops Holding Corp., 10.125%, 10/15/2015		2,815,000	2,892,412
TreeHouse Foods, Inc., 7.75%, 3/1/2018		1,185,000	1,284,244

			63,788,309
Energy 11.7%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		2,375,000	2,410,625
Arch Coal, Inc., 7.25%, 10/1/2020		855,000	902,025
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	15,227,475
Berry Petroleum Co.:
6.75%, 11/1/2020		315,000	316,575
10.25%, 6/1/2014		3,305,000	3,792,488
Bill Barrett Corp., 9.875%, 7/15/2016		2,415,000	2,650,463
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		2,330,000	2,341,650
Bristow Group, Inc., 7.5%, 9/15/2017		3,800,000	4,009,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		10,555,000	10,739,712
Chesapeake Energy Corp.:
6.625%, 8/15/2020		2,790,000	2,748,150
6.875%, 8/15/2018		1,395,000	1,415,925
6.875%, 11/15/2020		3,885,000	3,933,563
7.25%, 12/15/2018		3,145,000	3,255,075
9.5%, 2/15/2015		570,000	642,675
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	5,040,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,224,075
8.5%, 12/15/2019		1,140,000	1,248,300
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017 (b)		5,295,000	5,639,175
144A, 8.25%, 4/1/2020		2,395,000	2,586,600
Continental Resources, Inc.:
144A, 7.125%, 4/1/2021		1,335,000	1,401,750
7.375%, 10/1/2020		1,560,000	1,653,600
8.25%, 10/1/2019		855,000	949,050
Crosstex Energy LP, 8.875%, 2/15/2018		2,765,000	2,962,006
Dynegy Holdings, Inc., 7.75%, 6/1/2019		2,615,000	1,745,513
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,635,000	1,684,050
Frontier Oil Corp.:
6.875%, 11/15/2018		240,000	244,800
8.5%, 9/15/2016		2,045,000	2,177,925
Genesis Energy LP, 144A, 7.875%, 12/15/2018		2,770,000	2,756,150
Global Geophysical Services, Inc., 10.5%, 5/1/2017		5,975,000	5,945,125
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		1,065,000	1,096,950
Holly Corp., 9.875%, 6/15/2017		4,250,000	4,632,500
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		2,670,000	2,790,150
Inergy LP, 144A, 7.0%, 10/1/2018		2,670,000	2,690,025
Linn Energy LLC:
144A, 7.75%, 2/1/2021		2,670,000	2,736,750
144A, 8.625%, 4/15/2020		2,460,000	2,650,650
11.75%, 5/15/2017		5,075,000	5,810,875
Murray Energy Corp., 144A, 10.25%, 10/15/2015		2,045,000	2,147,250
Newfield Exploration Co., 7.125%, 5/15/2018		5,250,000	5,525,625
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		2,610,000	2,792,700
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		2,090,000	2,267,650
OPTI Canada, Inc., 7.875%, 12/15/2014		5,480,000	3,870,250
Petrohawk Energy Corp.:
7.25%, 8/15/2018		2,135,000	2,156,350
7.875%, 6/1/2015		1,785,000	1,858,631
10.5%, 8/1/2014		2,225,000	2,536,500
Plains Exploration & Production Co.:
7.0%, 3/15/2017		3,000,000	3,082,500
7.625%, 6/1/2018		5,955,000	6,267,637
8.625%, 10/15/2019		1,620,000	1,773,900
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,605,675
Range Resources Corp., 6.75%, 8/1/2020		800,000	825,000
Regency Energy Partners LP:
6.875%, 12/1/2018		1,600,000	1,620,000
9.375%, 6/1/2016 (b)		5,775,000	6,338,062
Sabine Pass LNG LP:
7.25%, 11/30/2013		7,095,000	6,899,887
7.5%, 11/30/2016		890,000	834,375
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		1,065,000	1,090,294
Southwestern Energy Co., 7.5%, 2/1/2018		2,230,000	2,514,325
Stone Energy Corp.:
6.75%, 12/15/2014		5,200,000	5,070,000
8.625%, 2/1/2017		315,000	319,725

			177,447,756
Financials 16.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		5,975,000	5,526,875
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		6,360,000	5,724,000
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		4,235,000	4,235,000
7.25%, 3/2/2011		30,000	30,150
144A, 7.5%, 9/15/2020		5,355,000	5,616,056
8.0%, 3/15/2020		6,460,000	7,057,550
8.0%, 11/1/2031		3,365,000	3,625,788
8.3%, 2/12/2015		1,770,000	1,947,000
Antero Resources Finance Corp., 9.375%, 12/1/2017		540,000	564,975
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		1,665,000	1,717,031
144A, 7.375%, 10/15/2017	EUR	1,150,000	1,548,270
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		4,745,000	2,633,475
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		4,640,000	4,599,400
Blue Acquisition Sub, Inc., 144A, 9.875%, 10/15/2018 (b)		1,320,000	1,405,800
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		5,510,000	5,730,400
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,706,875
CIT Group, Inc.:
7.0%, 5/1/2013		3,435,000	3,503,700
7.0%, 5/1/2015		4,713,700	4,725,484
7.0%, 5/1/2017		15,790,000	15,829,475
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018 (b)		1,880,000	1,898,800
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		3,340,000	3,573,800
E*TRADE Financial Corp.:
7.375%, 9/15/2013		11,675,000	11,616,625
12.5%, 11/30/2017 (PIK)		4,818,000	5,661,150
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		3,290,106	0
Express LLC, 8.75%, 3/1/2018		2,205,000	2,342,813
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020 (b)		2,022,000	2,123,100
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		1,640,000	1,877,800
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		2,520,000	2,627,100
Hellas Telecommunications Finance SCA, 144A, 8.985%, 7/15/2015 (PIK) *	EUR	2,522,281	2,022
Hexion US Finance Corp., 8.875%, 2/1/2018		18,665,000	19,948,219
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		2,470,000	2,627,463
144A, 9.25%, 5/15/2015	EUR	925,000	1,310,242
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		1,940,000	2,037,000
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		1,885,000	2,026,375
144A, 8.75%, 3/15/2017		7,685,000	8,242,162
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	2,965,700
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,588,000
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		1,165,000	1,191,213
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		7,500,000	7,875,000
144A, 7.75%, 10/15/2018		1,160,000	1,200,600
11.5%, 5/1/2016		1,220,000	1,409,100
Nuveen Investments, Inc., 10.5%, 11/15/2015		5,555,000	5,679,987
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		2,325,000	2,304,656
Pinafore LLC, 144A, 9.0%, 10/1/2018		1,770,000	1,911,600
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		3,215,000	3,287,338
9.25%, 4/1/2015		5,400,000	5,622,750
Reynolds Group Issuer, Inc.:
144A, 7.125%, 4/15/2019		3,240,000	3,296,700
144A, 7.75%, 10/15/2016		4,280,000	4,526,100
144A, 8.5%, 5/15/2018		4,590,000	4,612,950
144A, 9.0%, 4/15/2019		4,540,000	4,704,575
Roadhouse Financing, Inc., 144A, 10.75%, 10/15/2017		1,770,000	1,911,600
SLM Corp., 8.0%, 3/25/2020		2,570,000	2,605,736
Susser Holdings LLC, 8.5%, 5/15/2016		1,360,000	1,458,600
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		3,105,000	3,539,700
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		8,975,000	4,577
UCI International, Inc., 9.25% ***, 12/15/2013 (PIK)		5,211,629	5,198,600
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		11,135,000	12,582,550
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017		5,550,000	6,257,625
WMG Acquisition Corp., 9.5%, 6/15/2016		2,920,000	3,131,700

			242,508,932
Health Care 3.7%
Community Health Systems, Inc., 8.875%, 7/15/2015		3,460,000	3,633,000
DaVita, Inc.:
6.375%, 11/1/2018		995,000	990,025
6.625%, 11/1/2020		995,000	985,050
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		1,060,000	1,057,350
HCA Holdings, Inc.:
144A, 7.75%, 5/15/2021 (b)		4,625,000	4,625,000
9.25%, 11/15/2016		12,485,000	13,319,934
9.625%, 11/15/2016 (PIK)		6,511,000	6,974,909
9.875%, 2/15/2017		270,000	297,000
IASIS Healthcare LLC, 8.75%, 6/15/2014		4,180,000	4,289,725
Mylan, Inc., 144A, 7.875%, 7/15/2020		730,000	786,575
The Cooper Companies, Inc., 7.125%, 2/15/2015		5,700,000	5,871,000
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		1,870,000	1,860,650
144A, 7.0%, 10/1/2020		2,930,000	2,893,375
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		2,430,000	2,490,750
144A, 8.0%, 2/1/2018		2,105,000	2,147,100
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		3,200,000	3,232,000

			55,453,443
Industrials 9.3%
Accuride Corp., 144A, 9.5%, 8/1/2018 (b)		3,085,000	3,339,512
Actuant Corp., 6.875%, 6/15/2017		2,290,000	2,341,525
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		1,470,000	1,543,500
ARAMARK Corp., 8.5%, 2/1/2015		4,345,000	4,540,525
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		4,685,000	4,649,862
ArvinMeritor, Inc.:
8.125%, 9/15/2015 (b)		2,385,000	2,495,306
10.625%, 3/15/2018		2,870,000	3,228,750
BE Aerospace, Inc.:
6.875%, 10/1/2020		1,600,000	1,652,000
8.5%, 7/1/2018		1,000,000	1,095,000
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,875,500
9.25%, 6/15/2019		2,635,000	2,888,619
Briggs & Stratton Corp., 6.875%, 12/15/2020		1,545,000	1,575,900
Cenveo Corp.:
8.875%, 2/1/2018		7,095,000	6,864,412
144A, 10.5%, 8/15/2016		910,000	894,075
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		3,110,000	3,218,850
Clean Harbors, Inc., 7.625%, 8/15/2016		1,683,000	1,788,187
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		2,232,450	1,539,029
Corrections Corp. of America, 7.75%, 6/1/2017		1,170,000	1,241,663
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		755,000	822,006
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		3,745,000	3,838,625
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		1,510,000	1,498,675
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,238,950
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		2,365,000	2,385,694
Interline Brands, Inc., 144A, 7.0%, 11/15/2018		2,245,000	2,278,675
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		3,470,000	3,400,600
10.625%, 10/15/2016		2,865,000	2,936,625
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		8,085,000	8,448,825
8.0%, 2/1/2018		5,545,000	6,002,462
Navios Maritime Holdings, Inc.:
8.875%, 11/1/2017		1,650,000	1,786,125
9.5%, 12/15/2014		5,285,000	5,496,400
Oshkosh Corp.:
8.25%, 3/1/2017		585,000	636,188
8.5%, 3/1/2020		1,180,000	1,295,050
Ply Gem Industries, Inc., 13.125%, 7/15/2014		4,105,000	4,361,562
RailAmerica, Inc., 9.25%, 7/1/2017		2,376,000	2,610,630
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		5,400,000	5,737,500
11.75%, 8/1/2016 (b)		925,000	992,063
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		1,085,000	1,144,675
Sitel LLC, 144A, 11.5%, 4/1/2018		4,540,000	3,745,500
Spirit AeroSystems Holdings, Inc.:
144A, 6.75%, 12/15/2020		1,465,000	1,468,663
7.5%, 10/1/2017		1,730,000	1,799,200
SPX Corp., 144A, 6.875%, 9/1/2017		985,000	1,046,563
Titan International, Inc., 144A, 7.875%, 10/1/2017		7,215,000	7,611,825
TransDigm, Inc., 144A, 7.75%, 12/15/2018		2,820,000	2,918,700
Triumph Group, Inc., 8.0%, 11/15/2017		575,000	598,000
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		2,515,000	2,527,575

United Rentals North America, Inc.:
9.25%, 12/15/2019		6,780,000	7,542,750
10.875%, 6/15/2016		2,520,000	2,879,100
USG Corp., 144A, 9.75%, 8/1/2014		1,675,000	1,767,125

			140,588,546
Information Technology 4.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		4,445,000	3,511,550
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		1,625,000	1,637,188
Amkor Technology, Inc., 7.375%, 5/1/2018 (b)		1,930,000	2,007,200
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		2,655,000	2,724,694
CDW LLC, 11.0%, 10/12/2015		6,630,000	6,878,625
Equinix, Inc., 8.125%, 3/1/2018		5,890,000	6,155,050
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		765,000	805,163
144A, 7.875%, 7/15/2020		1,020,000	1,078,650
First Data Corp., 144A, 8.875%, 8/15/2020 (b)		3,745,000	3,950,975
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		12,195,000	13,414,500
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	1,615,000	2,266,031
Jabil Circuit, Inc., 7.75%, 7/15/2016		1,130,000	1,268,425
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	3,965,075
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		1,060,000	1,065,300
10.25%, 8/15/2015		10,985,000	11,547,981
10.625%, 5/15/2015		2,865,000	3,158,662
Unisys Corp., 144A, 12.75%, 10/15/2014		3,065,000	3,624,362
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	2,054,350

			71,113,781
Materials 10.9%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		1,681,000	1,344,800
Berry Plastics Corp.:
8.25%, 11/15/2015		5,135,000	5,443,100
9.5%, 5/15/2018 (b)		3,000,000	3,007,500
144A, 9.75%, 1/15/2021		3,510,000	3,474,900
Boise Paper Holdings LLC, 8.0%, 4/1/2020		1,375,000	1,471,250
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		1,760,000	1,777,600
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		1,510,000	1,559,075
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		8,740,000	8,128,200
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		3,025,000	3,123,313
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,602,450
CPG International I, Inc., 10.5%, 7/1/2013		7,400,000	7,548,000
Crown Americas LLC, 7.625%, 5/15/2017		1,210,000	1,300,750
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	965,000	1,344,334
Domtar Corp., 10.75%, 6/1/2017		2,940,000	3,704,400
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		11,480,000	11,551,750
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	10,214,187
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		1,065,000	1,091,625
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		7,287,779	6,267,490
10.0%, 3/31/2015		7,174,400	6,528,704
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		535,000	560,413
9.5%, 6/15/2017		6,355,000	6,934,894
Greif, Inc., 7.75%, 8/1/2019		910,000	996,450
Hexcel Corp., 6.75%, 2/1/2015		3,390,000	3,457,800
Huntsman International LLC:
8.625%, 3/15/2020		2,580,000	2,805,750
144A, 8.625%, 3/15/2021 (b)		1,065,000	1,150,200
Koppers, Inc., 7.875%, 12/1/2019		3,425,000	3,673,313
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		2,281,000	2,523,356
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	1,373,875
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		6,030,000	6,361,650
144A, 9.5%, 1/15/2021	EUR	2,965,000	4,120,614
Nalco Co., 144A, 6.625%, 1/15/2019		1,890,000	1,932,525
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	7,014,350
Novelis, Inc.:
144A, 8.375%, 12/15/2017		6,035,000	6,246,225
144A, 8.75%, 12/15/2020		3,100,000	3,216,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,326,127
Radnor Holdings Corp., 11.0%, 3/15/2010 **		1,510,000	151
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		2,120,000	2,173,000
Silgan Holdings, Inc., 7.25%, 8/15/2016		3,235,000	3,445,275
Solo Cup Co., 10.5%, 11/1/2013		5,080,000	5,308,600
Texas Industries, Inc., 144A, 9.25%, 8/15/2020		3,550,000	3,771,875
United States Steel Corp., 7.375%, 4/1/2020		3,860,000	3,956,500
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,521,637
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		5,530,333	2,986,380

			165,340,638
Telecommunication Services 10.2%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		1,015,000	1,047,988
Cincinnati Bell, Inc.:
8.25%, 10/15/2017 (b)		7,515,000	7,439,850
8.375%, 10/15/2020		7,925,000	7,608,000
8.75%, 3/15/2018		3,155,000	2,957,813
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		2,710,000	2,924,738
144A, 12.0%, 12/1/2017		585,000	605,475
Cricket Communications, Inc.:
144A, 7.75%, 10/15/2020 (b)		11,125,000	10,596,562
10.0%, 7/15/2015 (b)		2,380,000	2,549,575
Crown Castle International Corp., 9.0%, 1/15/2015		6,170,000	6,802,425
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		4,005,000	4,405,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		12,540,000	12,853,500
ERC Ireland Preferred Equity Ltd., 144A, 8.05% ***, 2/15/2017 (PIK)	EUR	4,101,493	491,706
Frontier Communications Corp.:
7.875%, 4/15/2015		530,000	579,025
8.25%, 4/15/2017		3,170,000	3,479,075
8.5%, 4/15/2020		4,235,000	4,626,737
8.75%, 4/15/2022		545,000	594,050
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		1,566,608	579,645
Hughes Network Systems LLC, 9.5%, 4/15/2014		8,630,000	8,899,687
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		5,335,000	5,388,350
11.25%, 6/15/2016		2,895,000	3,119,362
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		8,575,000	9,475,375
Intelsat Subsidiary Holding Co. SA:
Series B, 144A, 8.875%, 1/15/2015		1,600,000	1,636,000
8.875%, 1/15/2015		7,115,000	7,310,662
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		4,630,000	4,410,075
7.875%, 9/1/2018		1,065,000	1,104,938
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		2,960,000	2,967,400
Pacnet Ltd., 144A, 9.25%, 11/9/2015 (b)		1,735,000	1,782,728
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		945,000	1,022,963
8.25%, 8/15/2019		1,260,000	1,376,550
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		5,650,000	6,059,625
Telesat Canada, 11.0%, 11/1/2015		12,100,000	13,582,250
West Corp.:
144A, 7.875%, 1/15/2019		2,170,000	2,207,975
144A, 8.625%, 10/1/2018		565,000	598,900
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,353,925
7.875%, 11/1/2017		6,425,000	6,754,281
8.125%, 9/1/2018		1,730,000	1,816,500
8.625%, 8/1/2016		575,000	605,188

			153,614,398
Utilities 2.8%
AES Corp.:
8.0%, 10/15/2017		2,680,000	2,834,100
8.0%, 6/1/2020 (b)		4,120,000	4,367,200
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,725,000	3,669,125
144A, 7.875%, 7/31/2020		4,270,000	4,323,375
Edison Mission Energy, 7.0%, 5/15/2017		9,725,000	7,707,062
Ferrellgas LP, 144A, 6.5%, 5/1/2021		935,000	911,625
GenOn Energy, Inc.:
7.875%, 6/15/2017		1,205,000	1,168,850
144A, 9.5%, 10/15/2018		1,065,000	1,058,344
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,855,563
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		9,440,000	9,723,200
144A, 8.25%, 9/1/2020		3,740,000	3,833,500

			42,451,944

Total Corporate Bonds (Cost $1,359,640,338)			1,375,828,260
Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.14% ****, 3/3/2011 (c) (Cost $999,764)		1,000,000	999,764
Loan Participations and Assignments 4.6%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		3,500,000	0
Buffets, Inc.:
Letter of Credit, First Lien, 7.539%, 4/22/2015 (PIK)		639,151	488,950
Term Loan B, 12.0%, 4/21/2015 (PIK)		2,944,189	2,766,065
Burger King Corp., Term Loan B, 6.25%, 10/19/2016		3,650,000	3,710,553
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		1,314,331	1,367,930
Clear Channel Communication, Inc., Term Loan B, 3.911%, 1/28/2016		4,590,000	4,002,480
Dunkin’ Brands, Inc., Term Loan B, 5.75%, 11/23/2017		2,730,000	2,766,787
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.261%, 3/26/2014		7,671,719	6,747,200
Letter of Credit, 2.289%, 3/26/2014		459,808	404,396
Term Loan, 10.5%, 3/26/2014		2,444,063	2,450,784
IASIS Healthcare LLC, Term Loan, 5.538%, 6/13/2014 (PIK)		5,371,473	5,182,129
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	14,418,163	19,215,157
Nuveen Investments, Inc., First Lien Term Loan, 3.303%, 11/13/2014		4,630,000	4,434,197
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016		4,617,388	4,688,104
Roundy’s Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		2,585,000	2,628,635
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		1,930,000	1,954,733
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		4,948,125	3,458,739
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014		3,741,231	3,440,062

Total Loan Participations and Assignments (Cost $71,419,577)			69,706,901
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,489,142)		6,975,000	5,405,625

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $221,000)	221	221,000

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	124,104	434,364
Dex One Corp.*	31,010	231,334
SuperMedia, Inc.*	5,784	50,379
Trump Entertainment Resorts, Inc.*	366	6,674
Vertis Holdings, Inc.*	66,836	0

		722,751
Industrials 0.0%
Congoleum Corp.*	6,765,000	7
Quad Graphics, Inc.*	4,378	180,636

		180,643
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581

		126,780

Total Common Stocks (Cost $18,468,943)		1,030,174
Preferred Stock 0.3%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $4,272,012)	4,670	4,413,880
Warrants 0.0%
Consumer Discretionary 0.0%
Reader’s Digest Association, Inc., Expiration Date 2/19/2014*	7,982	240
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	6,700	76,219

Total Warrants (Cost $1,482,531)		76,459
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 0.27% (d) (e) (Cost $73,521,181)	73,521,181	73,521,181
Cash Equivalents 2.6%
Central Cash Management Fund, 0.19% (d) (Cost $39,229,650)	39,229,650	39,229,650

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,573,744,138) †	103.7	1,570,432,894
Other Assets and Liabilities, Net	(3.7)	(56,392,636)

Net Assets	100.0	1,514,040,258

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	3,500,000	USD	3,508,969	0
CanWest MediaWorks LP	9.25%	8/1/2015	2,875,000	USD	2,875,000	488,750
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,290,106	USD	1,697,739	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	3,640,000	USD	3,678,588	12,740
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	1,566,608	USD	1,490,778	579,645
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	151
Tribune Co.	LIBOR plus 3.0%	6/4/2014	4,948,125	USD	4,945,032	3,458,739
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	4,577
Vertis, Inc.	13.5%	4/1/2014	1,730,372	USD	702,967	51,911
Wolverine Tube, Inc.	15.0%	3/31/2012	5,530,333	USD	5,530,724	2,986,380
Young Broadcasting, Inc.	8.75%	1/15/2014	15,800,000	USD	15,022,233	158
					47,804,412	7,583,051

***
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,577,021,920.  At December 31, 2010, net unrealized depreciation for all securities based on tax cost was $6,589,026.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,467,179 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $86,056,205.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $70,711,649 which is 4.7% of net assets.
(c)	At December 31, 2010, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At December 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	3,025,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	303,477	37,078	266,399
6/21/2010 9/20/2013	9,610,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	964,104	(295,381)	1,259,485
6/21/2010 9/20/2015	4,270,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	482,091	(76,117)	558,208
6/21/2010 9/20/2015	1,500,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	169,353	(142,500)	311,853
6/21/2010 9/20/2015	2,430,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	274,351	(210,900)	485,251
6/21/2010 9/20/2015	900,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	101,612	(62,061)	163,673
Total unrealized appreciation					3,044,869

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	JPMorgan Chase Securities, Inc.
5	Credit Suisse

At December 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,078,541	EUR	824,100	1/20/2011	22,666	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	34,040,100	USD	45,067,663	1/20/2011	(418,532)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$1,359,677,851	$16,150,409	$1,375,828,260
Loan Participations and Assignments	—	69,706,901	0	69,706,901
Preferred Security	—	5,405,625	—	5,405,625
Other Investments	—	—	221,000	221,000
Common Stocks(h)	896,713	—	133,461	1,030,174
Preferred Stock	—	4,413,880	—	4,413,880
Warrants(h)	—	—	76,459	76,459
Short-Term Investments(h)	112,750,831	999,764	—	113,750,595
Derivatives(i)	—	3,067,535	—	3,067,535
Total	$113,647,544	$1,443,271,556	$16,581,329	$1,573,500,429
Liabilities
Derivatives(i)	$—	$(418,532)	$—	$(418,532)
Total	$—	$(418,532)	$—	$(418,532)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2010	$15,655,975	$0	$221,000	$133,454	$239	$16,010,668
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(123,054)	0	0	7	76,220	(46,827)
Amortization premium/discount	99,837	—	—	—	—	99,837
Net purchases (sales)	—	—	—	—	—	—
Transfers into Level 3	517,651 (k)	—	—	—	—	517,651
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of December 31, 2010	$16,150,409	$0	$221,000	$133,461	$76,459	$16,581,329
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2010	$(123,054)	$0	$0	$7	$76,220	$(46,827)

Transfers between price levels are recognized at the beginning of the reporting period.
(k)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$3,044,869	$—
Foreign Exchange Contracts	$—	$(395,866)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011